Income taxes - Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	$ 787.6	$ 813.0
Pension and postretirement benefits	196.5	183.0
Foreign tax credit carryforwards	61.9	83.6
Other tax credit carryforwards	29.5	29.1
Deferred revenue	48.2	31.9
Employee benefits and compensation	31.2	31.5
Purchased capitalized software	18.4	19.4
Depreciation	28.6	33.0
Warranty, bad debts and other reserves	2.9	7.6
Capitalized costs	9.3	9.0
Capitalized research and development	6.7	0.0
Other	76.0	57.6
Total deferred tax assets, gross	1,296.8	1,298.7
Valuation allowance	(1,168.6)	(1,150.1)	$ (1,110.5)	$ (1,226.2)
Total deferred tax assets	128.2	148.6
Deferred tax liabilities
Undistributed earnings of certain foreign subsidiaries	27.7	0.0
Capitalized research and development	0.0	10.4
Other	32.6	25.1
Total deferred tax liabilities	60.3	35.5
Net deferred tax assets	$ 67.9	$ 113.1